SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

18.1 Share Option Plan

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”). As of December 31, 2013, the total number of ordinary shares reserved in the 2004 Option Plan was 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date. The 2004 Option Plan was amended in November 2015 to increase the maximum aggregate number of ordinary shares to 14,449,614 shares. The 2004 Option Plan was amended in August 2016 to increase the maximum aggregate number of ordinary shares to 34,449,614 shares. On June 6, 2017, the Group and optionees have entered into certain stock option agreements, pursuant to which the Group has granted to the optionees options to acquire the ordinary shares, par value US$0.01 each, of the Group. According to the agreements, 6,328,535 options were exercised to ordinary shares, and 10,806,665 options were canceled. In December 2018, the 2004 Option Plan was amended to increase the maximum aggregate number of ordinary shares to 100,000,000 shares. By the amendment to the Option Plan in August 2021, we increased the total number of ordinary shares reserved under the Option Plan from 100,000,000 to 250,000,000. As of December 31, 2021, options to purchase 50,000 ordinary shares were outstanding and options to purchase 108,073,400 ordinary shares were available for future grant under the 2004 Option Plan.

Stock Options

The following table summarizes the Group’s share option activities with its employees and directors:

				Weighted-Average
				Remaining
	Number of	Weighted-Average		Contractual Term	Aggregate
	Options	Exercise Price		(years)	Intrinsic Value

Outstanding as of January 1, 2021	50,000	US$	0.93	2.07	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	—		—	—	Nil
Outstanding as of December 31, 2021	50,000	US$	0.93	1.07	Nil
Vested and expected to vest as of December 31, 2021	50,000	US$	0.93	1.07	Nil
Exercisable as of December 31, 2021	50,000	US$	0.93	1.07	Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised during the year was nil for years ended December 31, 2019, 2020 and 2021.

On January 24, 2018, as approved by the Board of Directors, the Group granted share options totaling 5,750,000 shares to directors, officers and consultants. The remaining shares shall become vested in a series of 36 successive equal monthly installments upon grantees’ completion of each month of service to the Company over the 36-month period measured from the grant date. On September 4, 2018, the Group canceled a portion of the options totaling 4,700,000 share options granted to directors, officers and consultants. The 1,000,000 share options were forfeited due to the resignation of the Group’s former president.

The weighted-average grant-date fair value of options granted during 2018 was US$0.51. The fair value of the share options was measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		0.00%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

Restricted Ordinary Shares

On September 4, 2018, the Group granted an aggregate amount of 30,000,000 restricted ordinary shares to directors, officers and consultants. In exchange for such restricted ordinary shares granted, the Group forfeited and canceled the stock options in the total amount of 6,200,000 shares previously granted on January 24, 2018. Half of each individual’s shares will only vest if the Group meets certain target on non-GAAP profit before tax in 2019. If the Group fails to achieve this target, such half of each individual’s shares will be forfeited and canceled. The remaining half of each individual’s shares is subjected to a half year lock-up period. After the half year lock-up period, such remaining shares shall become vested in 36 successive equal monthly installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the vesting commencement date.

On January 21, 2019, the Group forfeited and canceled an aggregate amount of 15,000,000 restricted ordinary shares with the vesting condition that the Group meets certain target on non-GAAP profit before tax in 2019 previously granted on September 4, 2018. The vesting conditions of the remaining 15,000,000 ordinary shares are subjected to a half year lock-up period. After the half year lock-up period, such remaining shares shall become vested in 24 successive equal monthly installments instead of 36 installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the Vesting Commencement Date dated on March 5, 2019.

On June 17, 2020, the Group granted an aggregate amount of 29,100,000 restricted Class A ordinary shares to directors, officers and consultants as share incentive awards for their services to the Company pursuant to Eighth Amended and Restated 2004 Stock Option Plan. Among those restricted Class A ordinary shares grants, 15,600,000 restricted Class A ordinary shares are subject to restrictions on transferability that would be removed once certain pre-agreed performance targets are met, and 13,500,000 restricted Class A ordinary shares are subject to restrictions on transferability for a six-month period that would be removed in installments once certain service period conditions are met. All the restrictions attached to those shares have been removed upon the satisfaction of the underlying targets and conditions as of December 31, 2021.

On February 14, 2021, our board of directors and board committees authorized and approved the issuance of an aggregate number of 33,090,000 Class A ordinary shares of our company to certain directors, executive officers, employees and consultants of our company as share incentive awards for their services to us pursuant to the Option Plan. Among those Class A ordinary shares grants, 32,190,000 shares were restricted Class A ordinary shares, subject to restrictions on transferability to be removed upon the satisfaction of the conditions that half of the restricted shares should vest if our market capitalization reaches US$400 million and the other half should vest if our market capitalization reaches US$500 million. We also granted 900,000 restricted Class A ordinary share units to our directors which are immediately vested and issued the same number of shares.

In September 15, 2021, our board of directors and board committees authorized and approved the issuance of an aggregate number of 44,290,560 Class A ordinary shares of our company to certain directors, executive officers, employees and consultants of our company as share incentive awards for their services to us pursuant to the Option Plan. Among those Class A ordinary shares grants, 44,290,560 shares were restricted Class A ordinary shares, subject to the following vesting condition: restricted shares shall vest within two years, i.e., 1/24th of all restricted share grants shall vest on the last day of each month after the date of the grant. We also granted 4,950,000 restricted Class A ordinary share units to our directors which are immediately vested and issued the same number of shares.

Share-Based Compensation

For the years ended December 31, 2019, 2020 and 2021, the Group recorded share-based compensation of RMB21.3 million, RMB55.1 million and RMB150.2 million (US$23.6 million), respectively, for options granted to the Group’s employees and directors.

As of December 31, 2021, there was approximately RMB263.3 million (US$41.3 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested options and restricted shares with performance condition. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.